Notes Receivable (Details) - Schedule of notes receivable - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of notes receivable [Abstract]
Principal amounts of notes receivable	$ 280,000	$ 250,000	$ 250,000
Collections on notes receivables	(107,000)	(30,000)
Less: allowance for doubtful accounts	$ (113,000)	(196,500)	(50,000)
Notes receivable, net		$ 23,500	$ 200,000